Taxation - Summary of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Taxes, Business Combination, Valuation Allowance [Abstract]
Beginning Balance		¥ (74,607)	¥ (80,320)	¥ (50,499)
Movement	[1]	(38,231)	5,713	(29,821)
Ending Balance		¥ (112,838)	¥ (74,607)	¥ (80,320)

[1]	The movement in valuation allowances were due to the changes of deferred tax assets recognized for net operating tax loss carry forwards, advertising expenses in excess of deduction limit and deferred revenue.